General and Administration Expenses (Tables)	12 Months Ended
Dec. 31, 2014
General and Administration Expenses [Abstract]
General and administrative expenses
General and administrative expenses are analyzed as follows:

	Year ended December 31

	2014	2013	2012
Auditors' and accountants' fees	176	263	712
Professional services	502	968	2,142
Salaries, BOD remuneration and other compensation	1,594	1,993	2,210
Directors and Officers Insurance	124	133	137
Other	591	609	1,136
Total	2,987	3,966	6,337

Other expenses
Other general and administration expenses are analyzed as follows:

	Year ended December 31
	2014	2013	2012
Seanergy's executive office expenses	71	96	136
MCS office rent	40	86	112
Travel and transportation	90	128	132
Subscriptions	23	52	94
Other	367	247	662
Total	591	609	1,136